Maintenance rights and lease premium, net - Narrative (Details) - Lease premium - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	4 years 1 month 6 days
Amortization of intangible assets	$ 115	$ 161	$ 178